UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

January 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 172.6%
Long-Term Municipal Bonds - 172.4%
California - 154.2%
ABAG Fin Auth for Nonprofit Corp.(Bijou Woods Apts) AMT
FNMA Series 01A
5.30%, 12/01/31	$2,735	$2,376,223
Banning Util Auth (Wtr & Enterprise Rev)
FGIC Series 05
5.25%, 11/01/30	1,850	1,635,696
Beaumont Fin Auth
AMBAC Series C
5.00%, 9/01/26	755	676,744
Bellflower Redev Agy MFHR (Bellflower Terrace) AMT
FNMA Series 02A
5.50%, 6/01/35 (a)	3,000	2,814,180
California (Prerefunded)
5.25%, 4/01/30 (b)	8,825	9,943,922
5.30%, 4/01/29	1,000	1,180,300
Series 03
5.25%, 2/01/24	1,500	1,507,725
California (Unrefunded)
5.25%, 4/01/30	175	169,769
California AMT
MBIA Series 01BZ
5.375%, 12/01/24	4,000	3,664,000
California Dept of Wtr Res (Pwr Sup Rev) (Prerefunded)
Series 02A
5.375%, 5/01/22	4,000	4,567,800
California Ed Fac Auth (Lutheran Univ)
Series 04C
5.00%, 10/01/24	1,250	948,637
California Ed Fac Auth (Univ of the Pacific)
5.00%, 11/01/21	260	253,994
Series 02
5.375%, 11/01/32	4,035	4,501,849

California Hlth Fac Fin Auth (Cottage Hlth Sys)
MBIA Series 03B
5.00%, 11/01/23	2,770	2,534,910
California Hlth Fac Fin Auth (Lucile Salter Packard Hosp)
AMBAC Series 03C
5.00%, 8/15/22	3,295	3,328,181
California Hlth Fac Fin Auth (Sutter Hlth)
Series 00A
6.25%, 8/15/35	5,000	5,038,100
California Infra & Econ Dev Bank (YMCA Metro L.A. Proj)
AMBAC Series 01
5.25%, 2/01/32 (c)	6,295	6,035,583
California Pub Wks Brd (Dept of Hlth Svcs-Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	3,500	2,995,650
California Statewide CDA (Bentley Sch)
6.75%, 7/01/32	2,445	1,906,073
California Statewide CDA (Kaiser Permanente)
Series 02
5.50%, 11/01/32	4,000	3,450,120
Coast CCD
FSA Series 06B
5.00%, 8/01/23 - 8/01/24 (d)	6,000	6,166,408
Cucamonga Sch Dist COP
Series 02
5.125%, 6/01/23 (e)	820	706,307
Fontana (Cmnty Fac Dist No 22-Sierra Hills)
Series 04
5.85%, 9/01/25	2,000	1,480,460
Fontana Pub Fin Auth (North Fontana Redev Proj)
AMBAC Series 03A
5.50%, 9/01/32	4,800	4,083,984
Fullerton Redev Agy COP
RADIAN
5.00%, 4/01/21	2,200	1,990,670
Golden St Tobacco Securitization Corp. (Prerefunded)
XLCA Series 03B
5.50%, 6/01/33	1,000	1,142,950
Grossmont-Cuyamaca CCD
ASSURED GTY
5.00%, 8/01/23 (d)	2,860	2,973,942

Grossmont-Cuyamaca Comnty Coll Dist
ASSURED GTY
5.00%, 8/01/22 (d)	3,140	3,329,907
Huntington Park Pub Fin Auth
FSA Series 04A
5.25%, 9/01/17	1,000	1,132,740
La Quinta Fin Auth
AMBAC Series 04A
5.25%, 9/01/24	3,000	3,031,620
Loma Linda Hosp (Loma Linda Univ Med Ctr)
Series 05A
5.00%, 12/01/23	500	361,705
Los Angeles CCD
Series F-1
5.00%, 8/01/28	4,200	4,143,384
Los Angeles Cnty Metro Transp Auth (Prerefunded)
FGIC Series 00A
5.25%, 7/01/30	3,700	3,968,324
Los Angeles Comnty Redev Agy (Grand Central Square)
Series 04L
5.00%, 3/01/18	1,000	963,260
Los Angeles Comnty Redev Agy (Grand Central Square) AMT
AMBAC Series 02
5.375%, 12/01/26	6,635	5,978,799
Los Angeles Dept of Wtr & Pwr (Wtrwks Rev)
FGIC Series 01A
5.125%, 7/01/41	10,000	9,536,700
Los Angeles Uni Sch Dist (Prerefunded)
MBIA Series 02E
5.125%, 1/01/27 (b)	10,000	11,306,800
Murrieta Valley Uni Sch Dist CFD ETM (Prerefunded)
Series 02
6.375%, 9/01/32	930	1,073,090
Napa MFHR (Vintage at Napa Apts) AMT
FNMA Series 01A
5.20%, 6/15/34	4,500	4,118,805
Palo Alto (Univ Ave Area Off Street Parking Assess Dist)
Series 02A
5.875%, 9/02/30	8,020	5,738,551
Pomona COP
AMBAC Series 03
5.50%, 6/01/34	1,640	1,524,905

Port of Oakland AMT
FGIC Series 02L
5.375%, 11/01/27	5,000	3,978,300
Riverside Cnty Pub Fin Auth (Tax Alloc Rev)
XLCA Series 04
5.00%, 10/01/23 - 10/01/24	2,860	2,275,398
Riverside Comnty Coll Dist
MBIA Series C
5.00%, 8/01/25	455	460,651
Salinas Valley Solid Waste Auth (Transfer Station) AMT
AMBAC Series 02
5.25%, 8/01/31	3,930	2,785,898
San Diego Uni Sch Dist (Election of 1998)
MBIA Series 04E-1
5.00%, 7/01/23 - 7/01/24	2,000	2,061,710
San Francisco City & Cnty Arpt Commn (Int’l Arpt)
FGIC Series 03
5.125%, 5/01/19	1,000	1,043,430
San Francisco City & Cnty Arpt Commn (Int’l Arpt) AMT
MBIA Series 02-28A
5.125%, 5/01/32	2,500	1,875,875
San Francisco City & Cnty COP (San Bruno Jail #3)
AMBAC Series 00
5.25%, 10/01/33	5,000	4,891,400
San Joaquin Hills Transp Corridor Agy
MBIA Series 97
5.25%, 1/15/30	5,000	3,656,800
Sequoia Uni Sch Dist (Prerefunded)
FSA Series 02
5.125%, 7/01/31	1,770	1,978,754
Temecula Redev Agy
MBIA Series 02
5.25%, 8/01/36	6,270	4,845,644
Torrance COP (Ref & Pub Impt Proj)
AMBAC Series 04A
5.00%, 6/01/24	2,275	2,281,165
AMBAC Series 05B
5.00%, 6/01/24	665	666,802

		167,084,594

Colorado - 0.3%
Murphy Creek Metro Dist No 3
Series 06
6.00%, 12/01/26	500	308,760

Nevada - 1.9%
Henderson Loc Impr Dist
FSA Series A
5.00%, 3/01/18	2,155	2,034,234

Ohio - 0.4%
Port Auth of Columbiana Cnty SWFR (Apex Enviro LLC) AMT
Series 04A
7.125%, 8/01/25	500	417,415

Puerto Rico - 15.6%
Puerto Rico
Series 06A
5.25%, 7/01/22	500	455,860
Puerto Rico (Pub Impr)
Series 01A
5.50%, 7/01/19	500	484,905
Series 04A
5.25%, 7/01/19	900	844,434
Puerto Rico Elec Pwr Auth (Prerefunded)
XLCA Series 02-2
5.25%, 7/01/31	6,000	6,812,580
Puerto Rico Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	475,765
Puerto Rico Hwy & Transp Auth (Prerefunded)
Series 02D
5.375%, 7/01/36	6,450	7,174,915
Puerto Rico Pub Bldg Auth
Series N
5.50%, 7/01/22	700	649,222

		16,897,681

Total Long-Term Municipal Bonds (cost $196,503,444)		186,742,684

Short-Term Municipal Notes - 0.2%
California - 0.2%
California Dept of Wtr Res (Pwr Sup Rev)
Series F-4
0.40%, 5/01/22 (e) (cost $200,000)	200	200,000

Total Investments - 172.6% (cost $196,703,444) (f)	186,942,684
Other assets less liabilities - (5.6)%	(6,057,393)
Preferred Stock at redemption value - (67.0)%	(72,550,000)

Net Assets Applicable to Common Shareholders - 100.0% (g)	$108,335,291

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$13,500	12/15/11	1.828%	SIFMA	*	$50,851
JP Morgan Chase	13,500	9/20/10	2.080%	SIFMA	*	(161,220)
JP Morgan Chase	13,500	11/20/10	1.855%	SIFMA	*	(142,457)
Merrill Lynch	2,300	10/21/16	SIFMA *	4.128%		246,252
Merrill Lynch	3,000	8/09/26	4.063%	SIFMA	*	(350,397)

(a)	Variable rate coupon, rate shown as of January 31, 2009.
(b)	Position, or portion thereof, has been segregated to collateralize tender option bonds.
(c)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	As of January 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,642,067 and gross unrealized depreciation of investments was $16,402,827, resulting in net unrealized depreciation of $9,760,760.
(g)	Portfolio percentages are calculated based on net assets applicable to common shareholders.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of January 31, 2009, the Portfolio held 102% of net assets in insured bonds (of this amount 23% represents the Portfolio’s holding in pre-refunded insured bonds). 33% and 28% of the Portfolio’s insured bonds were insured by AMBAC and MBIA, respectively.

Glossary:

AMBAC	- American Bond Assurance Corporation
AMT	- Alternative Minimum Tax (subject to)
ASSURED GTY	- Assured Guaranty
CDA	- Community Development Administration
CFD	- Community Facilities District
COP	- Certificate of Participation
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Company
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
MBIA	- Municipal Bond Investors Assurance
MFHR	- Multi-Family Housing Revenue
RADIAN	- Radian Group, Inc.
SWFR	- Solid Waste Facility Revenue
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2009:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		186,942,684			– 0	–
Level 3		– 0	–		(356,971)

Total		$186,942,684			$(356,971)

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 11/1/2008	$	– 0	–	$36,948
Accrued discounts /premiums		– 0	–	– 0	–
Realized gain (loss)		– 0	–	– 0	–*
Change in unrealized appreciation/depreciation		– 0	–	(393,919)
Net purchases (sales)		– 0	–	– 0	–
Net transfers in and/or out of Level 3		– 0	–	– 0	–

Balance as of 1/31/09	$	– 0	–	$(356,971)

Net change in unrealized appreciation/depreciation from Investments still held as of 01/31/2009	$	– 0	–	$(393,919)

*	The realized gain (loss) recognized during the period ended 01/31/2009 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2009